Non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2021
Non-current assets held for sale
Schedule of non-current assets
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2021 and 31 December 2020 is as follows presented by nature:

	EUR million
	30-06-2021	31-12-2020
Tangible assets	4,369	4,445
Of which:
Foreclosed assets	3,963	4,081
Of which: Property assets in Spain	3,370	3,485
Other tangible assets held for sale	406	364
Other assets	708	—
	5,077	4,445